Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net income in the year before tax	$ 236,920	$ 61,423
Tax rate	27.00%	27.00%
Income tax expense at statutory rate	$ 63,968	$ 16,584
Difference in tax rate of foreign jurisdictions	(29,888)	(6,227)
Non-taxable items	(7,465)	(1,792)
Change in temporary differences not previously recognized	6,618	(113)
Other	1,055	473
Income tax expense	$ 34,288	$ 8,925